Vessels and other fixed assets, net - Schedule of vessels and other fixed assets (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Balance, period start	$ 3,013,038
- Depreciation for the period	(77,469)	$ (74,336)
Balance, period end	2,949,457
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	3,818,440
- Acquisition of other fixed assets, vessel improvements	13,888
Balance, period end	3,832,328
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	(805,402)
- Depreciation for the period	(77,469)
Balance, period end	(882,871)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	3,013,038
- Acquisition of other fixed assets, vessel improvements	13,888
- Depreciation for the period	(77,469)
Balance, period end	$ 2,949,457